UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

                   VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
ADVERTISING
RH DONNELLEY CORP                                                  40,000           1,974,400          0.3%


ROCKWELL COLLINS INC                                               66,000           2,451,240
UNITED DEFENSE INDS INC                                            41,000           1,639,590
                                                                          ----------------------------------
                                                                                    4,090,830          0.6%
AIR TRANSPORT
FEDEX CORP                                                         33,000           2,827,770          0.4%

APPAREL
KELLWOOD CO                                                        37,000           1,348,650
POLO RALPH LAUREN CORP                                             40,000           1,454,800
                                                                          ----------------------------------
                                                                                    2,803,450          0.4%
AUTO PARTS (DEM)
AMERICAN AXLE + MFG HLDGS INC                                      81,000           2,370,060
AUTOLIV                                                            36,000           1,454,400
BORG WARNER INC                                                     7,000             303,030
EATON CORP                                                         26,000           1,648,660
GENTEX CORP                                                        47,000           1,651,110
JOHNSON CTLS INC                                                   84,000           4,772,040
LEAR CORP                                                           9,000             490,050
MAGNA INTL INC                                                     18,000           1,333,440
                                                                          ----------------------------------
                                                                                   14,022,790          1.9%
BANK
BANK HAWAII CORP                                                   70,000           3,307,500
BANKNORTH GROUP INC NEW                                            48,000           1,680,000
CITY NATL CORP                                                     23,000           1,493,850
COMPASS BANCSHARES INC                                             43,000           1,884,260
M + T BK CORP                                                      22,000           2,105,400
WEBSTER FINL CORP WATERBURY                                        32,000           1,580,480
WELLS FARGO + CO NEW                                               78,000           4,651,140
                                                                          ----------------------------------
                                                                                   16,702,630          2.3%
BANK (MIDWEST)
FIRST HORIZON NATL CORP                                            16,000             693,760
HUNTINGTON BANCSHARES INC                                          61,000           1,519,510
TCF FINANCIAL CORP                                                 60,000           1,817,400
                                                                          ----------------------------------
                                                                                    4,030,670          0.5%
BEVERAGE (ALCOHOLIC)
BROWN FORMAN CORP                                                  27,000           1,236,600
CONSTELLATION BRANDS INC                                           94,000           3,577,640
                                                                          ----------------------------------
                                                                                    4,814,240          0.6%
BIOTECHNOLOGY
GEN PROBE INC NEW                                                  14,000             558,180
GENENTECH INC                                                       9,000             471,780
MARTEK BIOSCIENCES CORP                                            14,000             680,960
MEDICINES CO                                                       45,000           1,086,300
                                                                          ----------------------------------
                                                                                    2,797,220          0.4%
BUILDING MATERIALS
JACOBS ENGR GROUP INC                                              33,000           1,263,570          0.2%

CANADIAN ENERGY
TALISMAN ENERGY INC                                                63,000           1,631,700          0.2%

CEMENT & AGGREGATES
FLORIDA ROCK INDS INC                                               7,000             342,930          0.0%

CHEMICAL (DIVERSIFIED)
CYTEC INDS INC                                                     24,000           1,174,800
POTASH CORP SASK INC                                               32,000           2,053,440
3M CO                                                             110,000           8,796,700
                                                                          ----------------------------------
                                                                                   12,024,940          1.6%

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
CHEMICAL (SPECIALITY)
ECOLAB INC                                                        108,000           3,395,520
PRAXAIR INC                                                       104,000           4,444,960
                                                                          ----------------------------------
                                                                                    7,840,480          1.1%
COAL
PEABODY ENERGY CORP                                                25,000           1,487,500          0.2%

COMPUTER & PERIFERALS
ZEBRA TECHNOLOGIES CORP                                            34,500           2,104,845          0.3%

COMPUTER SOFTWARE SRVS
AUTODESK INCORPORATED                                              39,000           1,896,570
CACI INTL INC                                                      46,000           2,427,880
COGNIZANT TECHNOLOGY SOLUTIONS                                     56,000           1,708,560
COGNOS INC                                                         71,000           2,521,920
FIRST DATA CORP                                                    35,000           1,522,500
INFOSYS TECHNOLOGIES LTD                                           27,000           1,528,200
SYMANTEC CORP                                                      80,000           4,390,400
                                                                          ----------------------------------
                                                                                   15,996,030          2.2%
DIVERSIFIED COMPANY
AMERICAN STD COS INC DEL                                          180,000           7,003,800
AMETEK INC NEW                                                     49,000           1,485,680
DANAHER CORP                                                       73,600           3,774,208
FORTUNE BRANDS INC                                                 26,000           1,926,340
ITT INDS INC                                                       75,000           5,999,250
PENTAIR INC                                                        32,000           1,117,120
TEXTRON INC                                                        24,000           1,542,480
UNITED TECHNOLOGIES CORP                                           18,000           1,680,840
                                                                          ----------------------------------
                                                                                   24,529,718          3.3%
DRUG
ANGIOTECH PHARMACEUTICALS INC                                      64,000           1,297,280
BIOGEN IDEC INC                                                    40,000           2,446,800
CELGENE CORP                                                       25,000           1,455,750
COVANCE INC                                                         7,000             279,790
FOREST LABS INC                                                   153,000           6,881,940
MGI PHARMA INC                                                     53,000           1,414,570
MEDICIS PHARMACEUTICAL CORP                                        37,000           1,444,480
MYLAN LABS INC                                                     79,000           1,422,000
NEUROCRINE BIOSCIENCES INC                                         31,000           1,461,960
QLT INC                                                            22,000             366,300
TEVA PHARMACEUTICAL INDS LTD                                       94,000           2,439,300
                                                                          ----------------------------------
                                                                                   20,910,170          2.8%
E-COMMERCE
TIBCO SOFTWARE INC                                                196,000           1,667,960          0.2%

EDUCATIONAL SERVICES
APOLLO GROUP INC                                                   67,000           4,915,790
CAREER ED CORP                                                     86,000           2,444,980
                                                                          ----------------------------------
                                                                                    7,360,770          1.0%
ELECTRICAL EQUIPMENT
FLIR SYS INC                                                       60,000           3,510,000
ROCKWELL AUTOMATION INC                                            43,000           1,664,100
                                                                          ----------------------------------
                                                                                    5,174,100          0.7%
ELECTRICAL UTILITY (CENTRAL)
ENTERGY CORP                                                       38,000           2,303,180
TXU CORP                                                           57,000           2,731,440
                                                                          ----------------------------------
                                                                                    5,034,620          0.7%
ELECTRICAL UTILITY (EAST)
SOUTHERN CO                                                        52,000           1,558,960          0.2%

ELECTRICAL UTILITY (WEST)
SEMPRA ENERGY                                                      41,000           1,483,790          0.2%

ELECTRONICS
HARMAN INTL INDS INC NEW                                           60,000           6,465,000
HARRIS CORP DEL                                                    31,000           1,703,140
PLANTRONICS INC NEW                                                18,000             778,320
TRIMBLE NAVIGATION LTD                                             55,000           1,738,000
                                                                          ----------------------------------
                                                                                   10,684,460          1.4%

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
ENTERTAINMENT
FOX ENTMT GROUP INC                                                79,000           2,191,460          0.3%

ENTERTAINMENT TECHNOLOGY
AVID TECHNOLOGY INC                                                30,000           1,406,100          0.2%

ENVIRONMENTAL
REPUBLIC SVCS INC                                                  53,000           1,577,280
STERICYCLE INC                                                     57,000           2,616,300
                                                                          ----------------------------------
                                                                                    4,193,580          0.6%
FINANCIAL SERVICES
COUNTRYWIDE FINL CORP                                              24,000             945,360
DORAL FINL CORP                                                    40,000           1,658,800
GLOBAL PMTS INC                                                    10,000             535,500
INVESTORS FINL SERVICES CORP                                       32,000           1,444,160
NEW CENTY FINL CORP                                                24,000           1,445,280
SLM CORP                                                           48,000           2,140,800
WILLIS GROUP HOLDINGS LTD                                          49,000           1,832,600
                                                                          ----------------------------------
                                                                                   10,002,500          1.3%
FOOD PROCESSING
DEAN FOODS CO NEW                                                  93,000           2,791,860
SMUCKER J M CO                                                     38,760           1,721,332
WRIGLEY WM JR CO                                                   37,000           2,342,470
BUNGE LIMITED                                                      43,000           1,719,140
                                                                          ----------------------------------
                                                                                    8,574,802          1.2%
FOOD WHOLESALERS
SYSCO CORP                                                        116,000           3,470,720          0.5%

FURN/HOME FURNISHINGS
MOHAWK INDS INC                                                    13,000           1,032,070          0.1%

GROCERY
WHOLE FOODS MKT INC                                                69,000           5,919,510          0.8%

HEALTH CARE INFO SYSTEMS
ERESEARCHTECHNOLOGY INC                                            53,500             713,155          0.1%

HOME APPLIANCES
BLACK + DECKER CORPORATION                                         23,000           1,781,120
TORO CO                                                            52,000           3,551,600
                                                                          ----------------------------------
                                                                                    5,332,720          0.7%
HOTEL/GAMING
CHOICE HOTELS INC                                                  29,000           1,670,110
GTECH HLDGS CORP                                                  134,000           3,392,880
HARRAHS ENTMT INC                                                  27,000           1,430,460
INTERNATIONAL GAME TECHNOLOGY                                     183,000           6,578,850
MGM MIRAGEINC                                                      18,000             893,700
STATION CASINOS INC                                                24,000           1,176,960
WMS INDUSTRIES INC                                                 18,000             462,420
                                                                          ----------------------------------
                                                                                   15,605,380          2.1%
HOUSEHOLD PRODUCTS
ENERGIZER HLDGS INC                                                42,000           1,936,200
PROCTER AND GAMBLE CO                                             144,000           7,793,280
SCOTTS CO                                                          26,000           1,667,900
YANKEE CANDLE INC                                                  55,000           1,592,800
                                                                          ----------------------------------
                                                                                   12,990,180          1.8%
INDUSTRIAL SERVICES
C H ROBINSON WORLDWIDE                                             41,000           1,901,990
EXPEDITORS INTL WA INC                                             47,000           2,429,900
IRON MTN INC PA                                                    78,000           2,640,300
                                                                          ----------------------------------
                                                                                    6,972,190          0.9%
INFORMATION SERVICES
ALLIANCE DATA SYSTEMS CORP                                         55,000           2,230,800
DUN + BRADSTREET CORP DEL NEW                                      36,000           2,113,200
MOODYS CORP                                                        22,000           1,611,500
                                                                          ----------------------------------
                                                                                    5,955,500          0.8%
INSURANCE (LIFE)
AFLAC INC                                                          40,000           1,568,400
TORCHMARK INC                                                      46,000           2,446,280
                                                                          ----------------------------------
                                                                                    4,014,680          0.5%

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
INSURANCE PROP (CASUALTY)
BERKLEY W R CORP                                                   63,000           2,656,080
FIDELITY NATL FINL INC                                             68,750           2,619,375
PROGRESSIVE CORP OHIO                                              47,000           3,983,250
SAFECO CORP                                                        13,000             593,450
EVEREST REINSURANCE GROUP LTD                                      54,000           4,013,820
RENAISSANCERE HOLDINGS LTD                                         59,400           3,063,852
                                                                          ----------------------------------
                                                                                   16,929,827          2.3%
INTERNET
EBAY INC                                                           40,000           3,677,600
INFOSPACE INC                                                      20,000             947,800
                                                                          ----------------------------------
                                                                                    4,625,400          0.6%
MACHINERY
ACTUANT CORP                                                       39,000           1,607,190
BRIGGS + STRATTON CORP                                             17,000           1,380,400
DONALDSON CO INC                                                   42,000           1,192,380
GRACO INC                                                          52,000           1,742,000
                                                                          ----------------------------------
                                                                                    5,921,970          0.8%
MANUF.HOUSING/REC. VEHICLES
WINNEBAGO IND INC.                                                 46,000           1,593,440          0.2%

MEDICAL SERVICES
COVENTRY HEALTH CARE INC                                           27,500           1,467,675
DAVITA INC                                                         54,256           1,690,074
LINCARE HLDGS INC                                                  24,000             713,040
RENAL CARE GROUP INC                                               57,000           1,837,110
SIERRA HEALTH SVCS INC                                             41,000           1,965,130
UNITEDHEALTH GROUP INC                                             42,640           3,144,274
WELLPOINT HEALTH NETWORKS INC                                      43,000           4,518,870
                                                                          ----------------------------------
                                                                                   15,336,173          2.1%
MEDICAL SUPPLIES
BARD C R INC                                                       38,000           2,151,940
BIOMET INC                                                         84,000           3,937,920
BOSTON SCIENTIFIC CORP                                            112,000           4,449,760
COOPER COS INC                                                     39,000           2,673,450
EDWARDS LIFESCIENCES CORP                                          33,000           1,105,500
FISHER SCIENTIFIC INTL INC                                         66,000           3,849,780
IDEXX LABS INC                                                     57,000           2,892,180
INAMED CORP                                                        30,000           1,430,100
MENTOR CORP MINN                                                   41,000           1,380,880
PATTERSON COS INC                                                  40,000           3,062,400
ST JUDE MED INC                                                    66,000           4,967,820
SCHEIN HENRY INC                                                   39,000           2,430,090
VARIAN MED SYS INC                                                220,000           7,605,400
ZIMMER HOLDINGS INC                                                20,000           1,580,800
                                                                          ----------------------------------
                                                                                   43,518,020          5.9%

NATURAL GAS (DISTRIBUTION)
ENERGEN CORP                                                       42,000           2,165,100
UGI CORP NEW                                                       66,000           2,459,160
                                                                          ----------------------------------
                                                                                    4,624,260          0.6%
NATURAL GAS (DIVERSIFIED)
EQUITABLE RES INC                                                  35,000           1,900,850
PATINA OIL + GAS CORP                                              87,500           2,587,375
QUESTAR CORP                                                       34,000           1,557,880
SOUTHWESTERN ENERGY CO                                              4,000             167,960
XTO ENERGY INC                                                    111,666           3,626,912
                                                                          ----------------------------------
                                                                                    9,840,977          1.3%
NEWSPAPER
GANNETT INC                                                        27,000           2,261,520
KNIGHT RIDDER INC                                                  21,000           1,374,450
SCRIPPS E W CO OH                                                  50,000           2,389,000
WASHINGTON POST CO                                                    700             644,000
                                                                          ----------------------------------
                                                                                    6,668,970          0.9%
OFFICE EQUIP. & SUPPLIES
STAPLES INC                                                       118,000           3,518,760          0.5%

OILFIELD SERVICES/EQUIPMENT
FMC TECHNOLOGIES INC                                               49,000           1,636,600
TEEKAY SHIPPING CORP                                               38,000           1,637,420
                                                                          ----------------------------------
                                                                                    3,274,020          0.4%

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
PACKAGING & CONTAINER
BALL CORP                                                          58,000           2,170,940
JARDEN CORP                                                        56,000           2,043,440
                                                                          ----------------------------------
                                                                                    4,214,380          0.6%
PETROLEUM (INTEGRATED)
DENBURY RES INC                                                    29,000             736,600
MURPHY OIL CORP                                                    26,000           2,256,020
                                                                          ----------------------------------
                                                                                    2,992,620          0.4%
PETROLEUM (PRODUCING)
APACHE CORP                                                        50,000           2,505,500
BURLINGTON RES INC                                                 40,000           1,632,000
CHESAPEAKE ENERGY CORP                                            100,000           1,583,000
EVERGREEN RESOURCES                                                46,000           1,810,100
POGO PRODUCING CO                                                  51,000           2,419,950
SUNCOR ENERGY INC                                                  28,000             896,280
ULTRA PETE CORP                                                    62,000           3,041,100
                                                                          ----------------------------------
                                                                                   13,887,930          1.9%
PHARMACY
CAREMARK RX INC                                                    92,700           2,972,889          0.4%

PUBLISHING
MCGRAW HILL COS INC                                                20,000           1,593,800
MEREDITH CORP                                                      35,000           1,798,300
                                                                          ----------------------------------
                                                                                    3,392,100          0.5%
R.E.I.T.
AMERICAN HOME MTG INVT CORP                                        24,000             670,800
CBL + ASSOC PPTYS INC                                              15,000             914,250
ISTAR FINL INC                                                     30,000           1,236,900
IMPAC MORT HOLDINGS INC                                            25,000             657,500
MACERICH CO                                                        36,000           1,918,440
PROLOGIS                                                           54,000           1,902,960
REGENCY CTRS CORP                                                  12,000             557,880
WEINGARTEN RLTY INVS                                               18,000             594,180
                                                                          ----------------------------------
                                                                                    8,452,910          1.1%
RAILROAD
CP HOLDRS                                                         104,000           6,623,760
CANADIAN NATL RY CO                                                36,000           1,746,000
                                                                          ----------------------------------
                                                                                    8,369,760          1.1%
RECREATION
BRUNSWICK CORP                                                     36,000           1,647,360
HARLEY DAVIDSON INC                                                13,000             772,720
SHUFFLE MASTER INC                                                 51,000           1,910,460
ROYAL CARIBBEAN CRUISES LTD                                        38,000           1,656,800
                                                                          ----------------------------------
                                                                                    5,987,340          0.8%
RESTAURANT
APPLEBEES INTL INC                                                126,000           3,185,280
BRINKER INTL INC                                                  101,500           3,161,725
MCDONALDS CORP                                                     80,000           2,242,400
P F CHANGS CHINA BISTRO INC                                        49,000           2,376,010
RUBY TUESDAY INC                                                   51,000           1,421,370
SONIC CORP                                                         37,500             961,125
STARBUCKS CORP                                                     70,000           3,182,200
YUM BRANDS INC                                                     45,000           1,829,700
                                                                          ----------------------------------
                                                                                   18,359,810          2.5%
RETAIL (SPECIAL LINES)
AEROPOSTALE                                                        38,000             995,600
BED BATH + BEYOND INC                                             119,000           4,416,090
CLAIRE S STORES INC                                                59,000           1,477,360
COACH INC                                                         125,000           5,302,500
GUITAR CTR INC                                                     33,000           1,428,900
NBTY INC                                                           20,000             431,200
PETSMART INC                                                       70,000           1,987,300
QUIKSILVER INC                                                     43,000           1,093,060
ROSS STORES INC                                                    42,000             984,480
TJX COS INC NEW                                                    68,000           1,498,720
URBAN OUTFITTERS INC                                               53,000           1,823,200
                                                                          ----------------------------------
                                                                                   21,438,410          2.9%

                                                                                                  PERCENT OF
                                                                                                  TOTAL NET
Security Description                                               SHARES         MARKET VALUE      ASSETS
                                                             -----------------------------------------------
RETAIL AUTOMOTIVE
ADVANCE AUTO PARTS                                                 22,600             777,440
O REILLY AUTOMOTIVE INC                                             8,000             306,320
                                                                          ----------------------------------
                                                                                    1,083,760          0.1%
RETAIL BUILDING SUPPLY
FASTENAL CO                                                        51,000           2,937,600
HUGHES SUPPLY INC                                                  64,000           1,924,480
LOWES COS INC                                                      41,000           2,228,350
TRACTOR SUPPLY CO                                                   5,000             157,200
                                                                          ----------------------------------
                                                                                    7,247,630          1.0%
RETAIL STORE
PENNEY J C INC                                                     46,500           1,640,520
TARGET CORP                                                        36,000           1,629,000
                                                                          ----------------------------------
                                                                                    3,269,520          0.4%
SECURITIES BROKERAGE
BEAR STEARNS COS INC                                               20,000           1,923,400          0.3%

SEMICONDUCTOR
ANALOG DEVICES INC                                                 18,000             698,040          0.1%

SHOE
NIKE INC                                                           21,000           1,654,800          0.2%

TELECOM. EQUIPMENT
MARVELL TECHNOLOGY GROUP LTD                                       38,000             992,940          0.1%

TELECOM. SERVICES
CROWN CASTLE INTL CORP                                             78,000           1,160,640
DYCOM INDS INC                                                     57,000           1,618,230
NII HLDGS INC                                                      36,000           1,483,560
SPRINT CORP                                                        13,000             261,690
WESTERN WIRELESS CORP                                              60,000           1,542,600
                                                                          ----------------------------------
                                                                                    6,066,720          0.8%
THRIFT
GOLDEN WEST FINL CORP DEL                                          45,100           5,003,845
GREENPOINT FINL CORP                                               45,000           2,081,700
SOVEREIGN BANCORP INC                                             248,000           5,411,360
                                                                          ----------------------------------
                                                                                   12,496,905          1.7%
TIRE & RUBBER
CARLISLE COS INC                                                   24,000           1,534,320          0.2%

TOILETRIES/COSMETICS
AVON PRODS INC                                                     82,000           3,581,760
NU SKIN ENTERPRISES INC                                            80,000           1,880,800
REGIS CORP MINNESOTA                                               37,000           1,488,140
                                                                          ----------------------------------
                                                                                    6,950,700          0.9%
TRUCKING
HUNT J B TRANS SVCS INC                                            43,000           1,597,020
YELLOW ROADWAY CORP                                                33,000           1,547,370
                                                                          ----------------------------------
                                                                                    3,144,390          0.4%
WIRELESS NETWORKING
RESEARCH IN MOTION LTD                                             25,000           1,908,500          0.3%

TOTAL COMMON STOCK
                                                             -----------------------------------------------
(COST 368,497,764)                                                                518,426,680         69.9%

                                                               PAR VALUE
BONDS AND NOTES                                              -----------------------------------------------
SLM CORP 4.89% due 4/1/14                                      $6,000,000           5,893,620          0.8%


US TREASURY AND GOVERNMENT AGENCIES
U.S.TREASURY BONDS 6.125%DUE 11/15/27                          11,000,000          12,770,318
U.S.TREASURY NOTES 3.50% DUE  11/15/06                          2,000,000           2,035,078
U.S.TREASURY NOTES 4.00% DUE 11/15/12                           3,000,000           3,014,532
FEDERAL HOME LOAN BANK 2.00%
(until 12/29/04, 4% thereafter), due 12/29/06                  10,000,000           9,993,010
FEDERAL HOME LOAN BANK 2.75% DUE 10/27/06                       4,000,000           3,987,876
FEDERAL HOME LOAN BANK 3.30% DUE 12/28/07                       4,000,000           3,945,308
FEDERAL HOME LOAN BANK 3.05% (until 11/9/05,
      4% thereafter) due 11/9/07                                6,000,000           6,003,864
FEDERAL HOME LOAN MORTGAGE CORP 5.875% DUE 3/21/11              2,000,000           2,171,132
FEDERAL HOME LOAN MORTGAGE CORP 4.875% DUE 3/15/07              6,000,000           6,267,816

                                                               PAR VALUE
                                                             -----------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP 5.250% DUE 11/5/12              4,000,000           4,073,956
FEDERAL HOME LOAN MORTGAGE CORP 4.500% DUE 1/15/13              2,000,000           2,009,364
FEDERAL NATIONAL MORTGAGE ASSOCIATION 5.250% DUE 4/15/07        8,000,000           8,433,568
FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.250% DUE 1/15/08        5,000,000           4,990,985
FEDERAL NATIONAL MORTGAGE ASSOCIATION, 3.31% DUE 1/26/07        4,000,000           4,012,032
FEDERAL NATIONAL MORTGAGE ASSOCIATION POOL#380188
    6.450% DUE 4/1/08                                          10,000,000          10,596,880
PRIVATE EXPORT FUNDING CORP. SERIES "J" 7.650%  DUE 5/15/06     7,000,000           7,547,148
                                                                          ----------------------------------
                                                                                   91,852,867         12.4%

                                                                          ----------------------------------
TOTAL BONDS AND NOTES                                                              97,746,487         13.2%
                                                                          ==================================

                                                                          ----------------------------------
TOTAL INVESTMENT SECURITIES                                                       616,173,167         83.1%
(Cost 463,281,263)                                                        ==================================

SHORT TERM INVESTMENTS
FEDERAL HOME LN BK CONS DSC NT 1.510% DUE 10/1/04              10,000,000          10,000,000
FEDERAL HOME LN BK CONS DSC NT 1.710% DUE 11/15/04             20,000,000          19,957,250
FEDERAL NATL MTG ASSN DISC NTS 1.750% DUE 11/12/04             15,000,000          14,969,375
NELNET STUDENT LOAN CORP, FLOATING RATE DUE 7/22/04             5,000,000           5,000,000
                                                                          ----------------------------------
                                                                                   49,926,625          6.7%
                                                                          ==================================

REPURCHASE AGREEMENTS
   (INCLUDING ACCRUED INTEREST)

COLLATERALIZED BY $29,771,000 U.S. TREASURY BONDS 6.625%,
   DUE 2/15/27, with a value of $36,655,544 (with UBS
   Warburg LLC. 1.55% dated 9/30/04, due 10/1/04, delivery
   value $35,901,546                                           35,900,000          35,901,546
COLLATERALIZED BY $34,810,000 U.S. TREASURY BONDS 4.25%,
   DUE 11/15/13, with a value of $35,837,982 (with Morgan
   Stanley, 1.59% dated 9/30/04, due 10/1/04, delivery
   value $35,201,554)                                          35,200,000          35,201,554

                                                                          ----------------------------------
TOTAL REPURCHASE AGREEMENTS                                                        71,103,100          9.6%
                                                                          ==================================

TOTAL SHORT-TERM INVESTMENTS
    (COST $121,029,725)                                                           121,029,725         16.3%
                                                                          ==================================

                                                                          ----------------------------------
CASH AND OTHER ASSETS LESS LIABILITIES                                              4,276,803          0.6%
                                                                          ----------------------------------
NET ASSETS - 100%                                                                 741,479,695        100.0%
                                                                          ==================================
NET ASSET VALUE PER OUTSTANDING SHARE
  ($741,479,695 / 39,127,973 SHARE OUTSTANDING)                                         18.95
                                                                          ====================


** Rate at 9/30/04 Floating Rate changes monthly.

GLOSSARY:
    (ADR)  American Depositary Receipts.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: November 29, 2004
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: November 29, 2004
      --------------------------